Taxes - Schedule of effective tax rate (Details)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Taxes
China income tax rate	25.00%	25.00%	25.00%
Change in valuation allowance	0.00%	1.00%	0.00%
Income tax exemption status granted	(10.20%)	(21.90%)	(9.30%)
Others	(24.20%)	0.00%	0.20%
Effective tax rate	(9.40%)	4.10%	15.90%